UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                         Report for the Calendar Year or Quarter Ended: 06/30/03
                         Check here if Amendment [ ]; Amendment Number:
                                This Amendment (check only one.):
                                     [ ]   is a restatement.
                                     [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
Address:  645 Madison Avenue, New York, New York 10022

Form 13F File Number: ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name: Phillippe E. Baumann
Title: Executive Vice President
Phone:  212-888-8123
Signature, Place, and Date of Signing:

/s/ Phillippe E. Baumann
----------------------------
New York, New York
July 7, 2003

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT



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

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:     45
                                           ---


Form 13F Information Table Value Total:   $143,622,000(thousands)
                                           -----------

List of Other Included Managers:

            Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. NONE




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


------------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)               (ITEM 8)
                                                                                          INVESTMENT  DISCRETION    VOTING AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-     (SHARES)
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER    SOLE SHARED NONE
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)     (B)     (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
BBOT LABORATORIES               COMMON         2824100      2,610,000       59,650           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP                    COMMON        2209S103      3,872,000       83,100           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS                COMMON        25816109        171,000        4,100           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
AMEREN CORP                     COMMON        23608102      6,723,000      152,450           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP             COMMON        26874107        441,000        8,000           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
APPLI ED BIOSYSTEMS             COMMON        38020103        285,000       15,000           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY              COMMON        84670207        365,000          150           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
CELERA GENOMICS                 COMMON        38020202         62,000        6,000           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON                         COMMON       166751107      3,682,000       51,000           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER SCIENCES               COMMON       205363104        297,000        7,800           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
CONAGRA                         COMMON       205887102      1,044,000       44,250           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
CON EDISON                      COMMON       209115104      7,338,000      169,550           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
EMERSON ELECTRIC                COMMON       291011104         51,000        1,000           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL                     COMMON       30231G102        237,000        6,600           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
FANNIE MAE                      COMMON       313586109        270,000        4,000           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN               COMMON       313400301      3,640,000       71,700           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC                    COMMON       369604103      6,922,000      241,950           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD                 COMMON       428236103         67,000        3,162           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT                      COMMON       437076102      6,152,000      185,850           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL                       COMMON       438516106         81,000        3,000           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
INTEL                           COMMON       458140100      4,008,000      187,200           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON               COMMON       478160104      3,504,000       66,845           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP                    COMMON       49337W100      6,282,000      177,200           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLY CLARK                  COMMON       494368103         89,000        1,700           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP                      COMMON       540424108      6,928,000      147,610           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
LOWES                           COMMON       548661107      7,357,000      172,900           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
MATTEL                          COMMON       577081102         44,000        2,300           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
MBIA INC                        COMMON       55262C100      7,218,000      147,250           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)               (ITEM 8)
                                                                                          INVESTMENT  DISCRETION    VOTING AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-     (SHARES)
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER    SOLE SHARED NONE
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)     (B)     (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
MEDTRONICS                      COMMON       585055106      3,937,000       80,350           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
MERCK                           COMMON       589331107      4,731,000       75,100           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT                       COMMON       594918104      4,836,000      186,000           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
3M COMPANY                      COMMON       88579Y101        477,000        3,700           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PETROLEUM            COMMON       674599105      5,273,000      159,800           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
ORACLE                          COMMON       68389X105      4,544,000      349,500           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO                         COMMON       713448108        338,000        7,600           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                      COMMON       717081103      5,675,000      157,635           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE                COMMON       742718109        446,000        5,000           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
PROGRESS ENERGY                 COMMON       743263105      5,666,000      120,550           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH                     COMMON       780257804         79,000        1,700           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS              COMMON       78387G103        202,000        7,896           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                     COMMON       842587107      7,125,000      229,850           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES             COMMON       913017109      3,407,000       46,665           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
WAL MART                        COMMON       931142103      8,036,000      146,100           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO                     COMMON       949746101        438,000        8,700           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
WHIRLPOOL                       COMMON       963320106      8,672,000      137,650           X       0       0       X     0      0
------------------------------------------------------------------------------------------------------------------------------------
                                                          143,622,000    3,745,113
------------------------------------------------------------------------------------------------------------------------------------